Leases - Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 69,014	£ 55,897
Additions	5,481	17,375
Disposals	(947)	(24)
Modifications	(2,074)	8,188
Interest	2,147	1,676
Payments	(14,776)	(13,488)
Effect of foreign exchange revaluation and translations	(838)	(610)
Lease liabilities ending balance	58,007	69,014	£ 55,897
Leasehold buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	68,984	55,816
Additions	5,238	17,375
Disposals	(937)	(24)
Modifications	(2,074)	8,188
Interest	2,147	1,675	1,126
Payments	(14,698)	(13,435)
Effect of foreign exchange revaluation and translations	(839)	(611)
Lease liabilities ending balance	57,821	68,984	55,816
Other IT equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	0
Additions	243
Disposals	0
Modifications	0
Interest	0
Payments	(58)
Effect of foreign exchange revaluation and translations	1
Lease liabilities ending balance	186	0
Vehicles
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	30	81
Additions	0	0
Disposals	(10)	0
Modifications	0	0
Interest	0	1	2
Payments	(20)	(53)
Effect of foreign exchange revaluation and translations	0	1
Lease liabilities ending balance	£ 0	£ 30	£ 81